Janus Henderson VIT Global Sustainable Equity Portfolio
Schedule of Investments (unaudited)
March 31, 2025

	Shares	Value
Common Stocks – 95.8%
Auto Components – 0.9%
Aptive PLC*	1,818	$108,171
Banks – 1.1%
HDFC Bank Ltd (ADR)	2,167	143,976
Biotechnology – 2.1%
Vertex Pharmaceuticals Inc*	554	268,590
Building Products – 3.8%
Advanced Drainage Systems Inc	1,242	134,943
Cie de Saint-Gobain	3,419	339,824
		474,767
Capital Markets – 1.2%
S&P Global Inc	297	150,906
Construction & Engineering – 2.6%
APi Group Corp*	4,261	152,373
Stantec Inc	2,054	170,270
		322,643
Diversified Financial Services – 3.6%
Mastercard Inc - Class A	602	329,968
Walker & Dunlop Inc	1,494	127,528
		457,496
Electric Utilities – 1.5%
SSE PLC	9,013	185,438
Electrical Equipment – 8.0%
Legrand SA	1,546	163,682
NEXTracker Inc - Class A*	2,903	122,332
nVent Electric PLC	1,886	98,864
Prysmian SpA	4,854	266,419
Schneider Electric SE	1,533	354,830
		1,006,127
Electronic Equipment, Instruments & Components – 3.7%
Keyence Corp	300	117,768
Keysight Technologies Inc*	1,041	155,911
TE Connectivity PLC	1,397	197,424
		471,103
Entertainment – 4.5%
Nintendo Co Ltd	1,800	122,793
Spotify Technology SA*	802	441,124
		563,917
Food Products – 0.3%
McCormick & Co Inc/MD	533	43,871
Health Care Equipment & Supplies – 1.0%
Lantheus Holdings Inc*	1,223	119,365
Health Care Providers & Services – 5.5%
Encompass Health Corp	1,890	191,419
Humana Inc	244	64,562
McKesson Corp	643	432,733
		688,714
Independent Power and Renewable Electricity Producers – 1.9%
Boralex Inc - Class A	8,981	180,507
Innergex Renewable Energy Inc	6,457	60,715
		241,222
Industrial Real Estate Investment Trusts (REITs) – 0.8%
Prologis Inc	935	104,524
Information Technology Services – 1.2%
CGI Inc	1,469	146,665
Insurance – 13.2%
AIA Group Ltd	30,600	231,319
Arthur J Gallagher & Co	1,065	367,681
Intact Financial Corp	1,475	301,386
Marsh & McLennan Cos Inc	1,268	309,430
Progressive Corp/The	1,575	445,741
		1,655,557
Leisure Products – 1.0%
Shimano Inc	900	126,341
Life Sciences Tools & Services – 1.4%
ICON PLC*	1,031	180,415

	Shares	Value
Common Stocks – (continued)
Machinery – 6.1%
Knorr-Bremse AG	1,937	$175,465
Wabtec Corp	2,037	369,410
Xylem Inc/NY	1,886	225,302
		770,177
Pharmaceuticals – 1.1%
Eli Lilly & Co	164	135,449
Professional Services – 1.7%
Wolters Kluwer NV	1,389	215,727
Road & Rail – 2.1%
Uber Technologies Inc*	3,537	257,706
Semiconductor & Semiconductor Equipment – 10.0%
ASML Holding NV	180	119,094
Infineon Technologies AG	2,939	97,050
KLA Corp	188	127,802
Lam Research Corp	1,525	110,868
NVIDIA Corp	4,533	491,287
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,877	311,582
		1,257,683
Software – 9.7%
Autodesk Inc*	961	251,590
Cadence Design Systems Inc*	696	177,013
Microsoft Corp	1,705	640,040
SAP SE	568	150,785
		1,219,428
Specialized Real Estate Investment Trusts (REITs) – 1.1%
Equinix Inc	172	140,240
Specialty Retail – 1.3%
Home Depot Inc	453	166,020
Trading Companies & Distributors – 1.2%
Core & Main Inc - Class A*	3,026	146,186
Wireless Telecommunication Services – 2.2%
T-Mobile US Inc	1,032	275,245
Total Common Stocks (cost $10,802,598)		12,043,669
Investment Companies – 4.0%
Money Markets – 4.0%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $506,357)	506,256	506,357
Total Investments (total cost $11,308,955) – 99.8%		12,550,026
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		27,363
Net Assets – 100%		$12,577,389

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$7,749,427	61.8%
Canada	859,543	6.9
France	858,336	6.8
Sweden	441,124	3.5
Germany	423,300	3.4
Ireland	377,839	3.0
Japan	366,902	2.9
Netherlands	334,821	2.7
Taiwan	311,582	2.5
Italy	266,419	2.1
Hong Kong	231,319	1.8
United Kingdom	185,438	1.5
India	143,976	1.1
Total	$12,550,026	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 4.0%
Money Markets - 4.0%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$427,510	$1,590,702	$(1,511,855)	$-	$-	$506,357	506,256	$5,818

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Building Products	$134,943	$339,824	$-
Electric Utilities	-	185,438	-
Electrical Equipment	221,196	784,931	-
Electronic Equipment, Instruments & Components	353,335	117,768	-
Entertainment	441,124	122,793	-
Insurance	1,424,238	231,319	-
Leisure Products	-	126,341	-
Machinery	594,712	175,465	-
Professional Services	-	215,727	-
Semiconductor & Semiconductor Equipment	1,041,539	216,144	-
Software	1,068,643	150,785	-
All Other	4,097,404	-	-
Investment Companies	-	506,357	-
Total Assets	$9,377,134	$3,172,892	$-

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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